Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.129%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,430,722.76

Principal:
Principal Collections	$26,082,586.03
Prepayments in Full	$11,613,862.29
Liquidation Proceeds	$503,009.89
Recoveries	$22,822.84
Sub Total	$38,222,281.05
Collections	$40,653,003.81

Purchase Amounts:
Purchase Amounts Related to Principal	$96,536.62
Purchase Amounts Related to Interest	$127.32
Sub Total	$96,663.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,749,667.75

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,749,667.75
Servicing Fee	$948,596.41	$948,596.41	$0.00	$0.00	$39,801,071.34
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,801,071.34
Interest - Class A-2a Notes	$269,132.37	$269,132.37	$0.00	$0.00	$39,531,938.97
Interest - Class A-2b Notes	$143,458.40	$143,458.40	$0.00	$0.00	$39,388,480.57
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$39,004,688.90
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$38,862,857.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,862,857.23
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$38,805,882.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,805,882.56
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$38,763,502.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,763,502.98
Regular Principal Payment	$44,307,777.83	$38,763,502.98	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$40,749,667.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,763,502.98
Total					$38,763,502.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,277,942.65	$83.24	$269,132.37	$0.85	$26,547,075.02	$84.09
Class A-2b Notes	$12,485,560.33	$83.24	$143,458.40	$0.96	$12,629,018.73	$84.20
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$38,763,502.98	$29.43	$1,037,568.36	$0.79	$39,801,071.34	$30.22

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$310,537,352.38	0.9836470	$284,259,409.73	0.9004099
Class A-2b Notes	$147,547,047.37	0.9836470	$135,061,487.04	0.9004099
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$1,023,024,399.75	0.7765834	$984,260,896.77	0.7471578

Pool Information
Weighted Average APR	2.491%	2.473%
Weighted Average Remaining Term	51.12	50.27
Number of Receivables Outstanding	49,150	48,344
Pool Balance	$1,138,315,690.40	$1,099,657,839.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,049,849,867.71	$1,014,408,271.88
Pool Factor	0.7960260	0.7689925

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$16,494,867.59
Yield Supplement Overcollateralization Amount	$85,249,567.30
Targeted Overcollateralization Amount	$120,941,217.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,396,942.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$361,856.39
(Recoveries)		13	$22,822.84
Net Loss for Current Collection Period			$339,033.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3574%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4341%
Second Prior Collection Period			0.3945%
Prior Collection Period			0.4201%
Current Collection Period			0.3636%
Four Month Average (Current and Prior Three Collection Periods)			0.4031%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		755	$1,894,866.94
(Cumulative Recoveries)			$51,826.57
Cumulative Net Loss for All Collection Periods			$1,843,040.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1289%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,509.76
Average Net Loss for Receivables that have experienced a Realized Loss			$2,441.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	324	$7,959,057.95
61-90 Days Delinquent	0.10%	41	$1,054,365.42
91-120 Days Delinquent	0.02%	7	$167,259.47
Over 120 Days Delinquent	0.02%	6	$202,615.07
Total Delinquent Receivables	0.85%	378	$9,383,297.91

Repossession Inventory:
Repossessed in the Current Collection Period		22	$689,729.38
Total Repossessed Inventory		35	$997,905.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0841%
Prior Collection Period			0.0773%
Current Collection Period			0.1117%
Three Month Average			0.0910%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1295%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer